NASDAQ-100 Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.01%	13.10%
NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.88%	20.18%		18.53%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	22.15%	17.46%		15.85%
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	18.79%	15.37%		14.22%
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.50%	13.46%		12.72%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	18.20%	17.20%		16.14%